Implementation of IFRS 15	12 Months Ended
Dec. 31, 2017
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Implementation of IFRS 15

31 Implementation of IFRS 15

With effect from 1 January 2018, the Group has adopted IFRS 15 (Revenue from Contracts with Customers). The Group has revised 2017, as explained in note 1.1.

	31 December 2017
	Reported	Adoption of IFRS 15	Revised
	£m	£m	£m
Assets
Non-current assets
Deferred tax assets	317	16	333
Other	126,755	-	126,755
Total non-current assets	127,072	16	127,088

Current assets
Trade and other receivables	4,053	-	4,053
Other	9,913	-	9,913
Total current assets	13,966	-	13,966
Total assets	141,038	16	141,054

Equity
Capital and reserves
Share capital	614	-	614
Share premium, capital redemption and merger reserves	26,602	-	26,602
Other reserves	(3,395)	3	(3,392)
Retained earnings	36,983	(48)	36,935
Owners of the parent	60,804	(45)	60,759
Non-controlling interests	222	-	222
Total equity	61,026	(45)	60,981

Liabilities
Non-current liabilities
Other	64,468	-	64,468
Total non-current liabilities	64,468	-	64,468

Current liabilities
Trade and other payables	8,847	61	8,908
Other	6,697	-	6,697
Total current liabilities	15,544	61	15,605
Total equity and liabilities	141,038	16	141,054